Interests in associates	12 Months Ended
Dec. 31, 2024
Interests in associates
Interests in associates

13.Interests in associates

The following table shows the Company’s interests in associates of the Company which management considered to be material to the Company as of December 31, 2024 and 2023:

Interests in associates
in € THOUS, except where otherwise specified
	Country of	Ownership	Method of
Name of the entity	incorporation	interest in %	measurement	Carrying value
				2024	2023

Vifor Fresenius Medical Care Renal Pharma Ltd.	Switzerland	45	Equity method	580,973	601,333
Other associates				39,858	41,595
Equity method investees				620,831	642,928

In December 2010, the Company and CSL Vifor formed a new renal pharmaceutical company, Vifor Fresenius Medical Care Renal Pharma Ltd., recognized as an equity method investee of which the Company owns 45%. Vifor Fresenius Medical Care Renal Pharma Ltd. develops and distributes products focused on addressing distinct complications and areas of chronic kidney disease, renal anemia management, mineral and bone management, kidney function preservation and improvement, conditions associated with kidney impairment and its treatment and cardio-renal management.

The following table contains the summarized financial information for Vifor Fresenius Medical Care Renal Pharma Ltd as of and for the year ended December 31, 2024 and 2023:

Summarized financial information
In € THOUS
Summarized balance sheets	2024	2023

Current assets	914,502	465,450
Non-current assets	518,589	627,391
Current liabilities	480,640	166,262
Non-current liabilities	34,116	33,074
Net assets	918,335	893,505

Reconciliation to carrying amounts (net assets)	2024	2023

Opening balance net assets January 1,	893,505	1,200,525
Profit for the period	290,766	235,186
Other comprehensive income	(116,914)	(26,489)
Dividends paid	(205,301)	(467,500)
Foreign currency translation	56,279	(48,217)
Closing balance net assets December 31,	918,335	893,505

Company’s share in net assets	413,251	402,077
Other reconciling items	219,166	268,240
Eliminations	(51,444)	(68,984)
Carrying amount	580,973	601,333

	For the year ended	For the year ended
Summarized statement of comprehensive income	December 31, 2024	December 31, 2023

Revenue	741,183	734,678
Profit from continuing operations	290,766	235,186
Profit for the period	290,766	235,186
Other comprehensive income	(116,914)	(26,489)
Total comprehensive income	173,852	208,697

Dividends received	92,386	213,521